Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2017	Jun. 08, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates [Line Items]
Equity/(loss) in net earnings of affiliated companies				$ 4,399	$ (202,779)	$ 61,484
Investments in affiliates				183,160	160,071	381,746
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Proceeds from Issuance of Private Placement	$ 14,967
Navios Partners | Private placement | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement	1,120,547
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement		2,040,000
Equity/(loss) in net earnings of affiliated companies				$ 1,892	$ 1,833	$ 2,621
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity			$ 5,000
Ownership percentage of Navios Holdings				3.40%
Equity/(loss) in net earnings of affiliated companies				$ 161
Investments in affiliates				5,161
Market value of the investment				$ 5,581
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement			10,057,645
Price per share offered			$ 5
Proceeds from Issuance of Private Placement			$ 50,288
Navios Containers | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership interest			1.70%
Exercise price			$ 5
Warrants, Expected term			5 years
Navios Containers | Navios Partners
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent			$ 30,000
Navios Containers | Navios Partners | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership percentage			6.80%